[Goodman Networks Incorporated Letterhead]

February 14, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Goodman Networks Incorporated
Registration Statement on Form S-4 (File No. [333- ])

Ladies and Gentlemen:

Goodman Networks Incorporated (the “Company”) filed a Registration Statement on Form S-4 on February 14, 2013, in connection with its offer (the “Exchange Offer”) of up to $225,000,000 aggregate principal amount of 12.125% Senior Secured Notes due 2018 (the “Exchange Notes”) in exchange for an equivalent amount of the Company’s outstanding 12.125% Senior Secured Notes due 2018 (the “Outstanding Notes”). The Company is relying on the positions enunciated by the staff of the Securities and Exchange Commission (the “Staff”) in Exxon Capital Holdings Corp. (May 13, 1988), Morgan Stanley & Co. Inc. (June 5, 1991) and Shearman & Sterling (July 2, 1993). Accordingly, the Company hereby represents to the Staff as follows:

(a)	The Company has not entered into any arrangement or understanding with any person to distribute the Exchange Notes to be received in the Exchange Offer and to the best of the Company’s information and belief, each person participating in the Exchange Offer is acquiring the Exchange Notes in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the Exchange Notes to be received in the Exchange Offer.

(b)	In this regard, the Company will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus or otherwise) that if such person is participating in the Exchange Offer for the purpose of secondary resales, any security holder using the Exchange Offer to participate in a distribution of the Exchange Notes to be acquired in the Exchange Offer, (1) could not rely on the staff position enunciated in Exxon Capital Holdings Corp. (May 13, 1988) or interpretive letters of similar effect and (2) must comply with registration and prospectus delivery requirements of the Securities Act of 1933, as amended (the “Securities Act”), in connection with a secondary resale transaction.

Securities and Exchange Commission

February 14, 2013

(c)	The Company acknowledges that such a secondary resale transaction should be covered by an effective registration statement containing the selling security holder information required by Item 507 of Regulation S-K. Neither the Company nor any affiliate of the Company has entered into any arrangement or understanding with any broker-dealer who holds Outstanding Notes acquired for its own account as a result of market-making activities or other trading activities, and who will receive Exchange Notes in exchange for such Outstanding Notes pursuant to the Exchange Offer, to distribute the Exchange Notes to be received in the Exchange Offer.

(d)	The Company will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus or otherwise) that any broker-dealer who holds Outstanding Notes acquired for its own account as a result of market-making activities or other trading activities, and who receives Exchange Notes in exchange for such Outstanding Notes pursuant to the Exchange Offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of such Exchange Notes, which prospectus may be the prospectus for the Exchange Offer so long as it contains a plan of distribution with respect to such resale transactions (such plan of distribution need not name the broker-dealer or disclose the amount of Exchange Notes held by such broker-dealer).

(e)	The Company represents that, with respect to any broker-dealer that participates in the Exchange Offer with respect to Outstanding Notes acquired for its own account as a result of market-making activities or other trading activities, each such broker-dealer must confirm that it has not entered into any arrangement or understanding with the Company or any affiliate of the Company to distribute the Exchange Notes.

(f)	The Company will include in the transmittal letter or similar documentation to be executed by an exchange offeree in order to participate in the Exchange Offer the following additional provisions:

(i)	A representation that it is not engaged in, and does not intend to engage in, a distribution of the Exchange Notes; and

(ii)	If the exchange offeree is a broker-dealer holding Outstanding Notes acquired for its own account as a result of market-making activities or other trading activities, an acknowledgement that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of Exchange Notes received in respect of such Outstanding Notes pursuant to the Exchange Offer; and a statement to the effect that by so acknowledging and by delivering a prospectus, such broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.

The Company will commence the Exchange Offer to exchange the Outstanding Notes for the Exchange Notes shortly after the Registration Statement on Form S-4 is declared effective by the Securities and Exchange Commission. The Exchange Offer will remain in effect for a limited time and will not require the issuer to maintain an “evergreen” registration statement.

Securities and Exchange Commission

February 14, 2013

The Exchange Offer will be conducted by the Company in compliance with the Securities Exchange Act of 1934, as amended, and any applicable rules and regulations thereunder.

Very truly yours,

Goodman Networks Incorporated

By:	/s/ Ron B. Hill
Name:	Ron B. Hill
Title:	Chief Executive Officer and President